UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer:

UAM Funds Trust
211 Congress Street, 4th floor
Boston, Massachusetts, 02110

2. The name of each series or class of securities for which the Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes ): [ ]

FPA Crescent Portfolio

3. Investment Company Act File Number:
811-8544

Securities Act File Number:
33-79858

4(a). Last day of fiscal year for which this Form is filed:

March 31, 1999

4(b). [ ] Check box if this Form is being filed late
(i.e., more than 90 calendar days
after the end of the issuer's fiscal year).  (See
Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate price of securities sold during the fiscal year:

$140,496,471

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$199,375,668

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

$0

 (iv) Total available redemption credits [add
Items 5(ii) and 5(iii)]:

$199,375,668

(v) Net sales -- if Item 5(I) is greater than
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

$0

(vi) Redemption credits available for use in future years - if Item 5(i) is less than
Item 5(iv)[subtract Item 5(iv) from  Item
5(i)]

$58,879,197

(vii) Multiplier for determining registration fee
(See Instruction C.9):

0.000278

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter "0" if no fee is due):

$0

6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were
Registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before [effective date of
recision of rule 24e-2], then report the amount of
Securities (number of shares or other units)
deducted here:         .  If there is a number of
shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[  ]  Wire Transfer
	[  ]  Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*	/s/Robert R. Flaherty
					   Robert R. Flaherty
					   Assistant Treasurer

Date:  June 23, 1999


*Please print the name and title of the signing officer below the signature.